Receivables and Other Assets	6 Months Ended
Jun. 30, 2016
Receivables and Other Assets [Abstract]
Receivables and Other Assets
Receivables and Other Assets
Receivables and other assets consisted of the following as of June 30, 2016 and December 31, 2015 (in thousands):

	June 30, 2016	December 31, 2015
Tenant receivables, net	$6,310	$5,820
Other receivables, net	11,679	11,882
Deferred financing costs, net	4,861	5,524
Deferred leasing costs, net	18,920	17,923
Straight-line rent receivables, net	70,048	65,543
Prepaid expenses, deposits, equipment and other, net	34,033	34,584
Derivative financial instruments - interest rate swaps	—	427
Total	$145,851	$141,703

The following is a summary of the amortization of deferred leasing costs and financing costs for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Amortization expense related to deferred leasing costs	$1,092	$942	$2,144	$1,928
Interest expense related to deferred financing costs (1)	332	338	663	665

(1) For the three and six months ended June 30, 2015, amounts have been adjusted to reflect the retrospective presentation of the early adoption of ASU 2015-03 and 2015-15 as of December 31, 2015.